GOODWILL AND INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Goodwill [Roll Forward]
Goodwill at beginning of period	$ 429,590
Impairment of goodwill	0	$ (36,684)
Goodwill at end of period	$ 438,334